Changes in Inventories of Finished Goods and Work in Progress (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Increase in Inventories of Finished Goods and Work in Progress

The increase in inventories of finished goods and work in progress primarily results from the CONDOR terminals, and HAWK terminals currently in the production phase. Changes in inventories are as follows:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Increase/(decrease) in inventories of work in progress	(755)	2,100	414
Increase/(decrease) in inventories of finished goods	786	542	616
Write-downs	(806)	(1,882)	(462)
Total	(776)	760	568